Income Taxes (Details) - Schedule of reconciliation of the income tax expenses (Parentheticals)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Reconciliation Of The Income Tax Expenses Abstract
Tax rate one	25.00%	25.00%	25.00%	25.00%
Tax rate two	16.50%	16.50%	16.50%	16.50%
Tax rate three	21.00%	21.00%	21.00%	21.00%